Document And Entity Information	Mar. 08, 2022
Document Information [Line Items]
Entity, Registrant Name	MULLEN AUTOMOTIVE INC.
Document, Type	8-K
Document, Period End Date	Mar. 08, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-34887
Entity, Tax Identification Number	86-3289406
Entity, Address, Address Line One	1405 Pioneer Street
Entity, Address, City or Town	Brea
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	92821
City Area Code	714
Local Phone Number	613-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	MULN
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Current Fiscal Year End Date	--09-30
Amendment Flag	false
Entity, Central Index Key	0001499961